Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2014
Interest Rate Swaps [Abstract]
Interest rate swaps that did not qualify for hedge accounting

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2013	Notional amount As of June 30, 2014	Fixed rate	Floating rate
Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$35,700,000	$30,600,000	2.465%	3-month LIBOR
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	-	$4,800,000	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	-	$9,937,500	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	-	$6,160,375	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	-	$6,125,844	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	-	$4,968,750	0.980%	3-month LIBOR
TOTAL			$35,700,000	$62,592,469

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(6) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2013	Notional amount As of June 30, 2014	Fixed rate	Floating rate
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	$5,040,000	-	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	$10,312,500	-	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	$6,401,958	-	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	$6,366,073	-	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	$5,156,250	-	0.980%	3-month LIBOR
TOTAL			$33,276,781	-

(2) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(6) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.